Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 750
2015	96
2016	21
Operating Leases, Future Minimum Payments Due, Total	$ 867